MD&A - Risk management and control	12 Months Ended
Dec. 31, 2020
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk, loan underwriting risk and step-in risk. Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue.Loan underwriting risk: the risk of loss arising during the holding period of financing transactions that are intended for further distribution.Step-in risk: the risk that UBS may decide to provide financial support to an unconsolidated entity that is facing stress in the absence of, or in excess of, any contractual obligations to provide such support. ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk that the firm will not be able to efficiently meet both expected and unexpected current and forecast cash flows and collateral needs without affecting either daily operations or the financial condition of the firm. ▲
Audited | Funding risk: the risk that the firm will be unable, on an ongoing basis, to borrow funds in the market on an unsecured (or even secured) basis at an acceptable price to fund actual or proposed commitments; i.e., the risk that UBS's funding capacity is not sufficient to support the firm's current business and desired strategy. ▲

Audited | The Board of Directors (the BoD) approves the risk management and control framework of the Group, including the Group and business division overall risk appetite. The BoD is supported by its Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework approved by the BoD, and approves the Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee helps the BoD meet its duty to safeguard and advance UBS’s reputation for responsible and sustainable conduct, reviewing stakeholder concerns and expectations pertaining to UBS’s societal contribution and corporate culture. The Audit Committee aids the BoD with its oversight duty relating to financial reporting and internal controls over financial reporting, and the effectiveness of whistleblowing procedures and the external and internal audit functions.

The Group Executive Board (the GEB) has overall responsibility for establishing and implementing a risk management and control framework in the Group, managing the risk profile of the Group as a whole.

The Group Chief Executive Officer has responsibility and accountability for the management and performance of the Group, has risk authority over transactions, positions and exposures, and allocates business divisions and Group Functions risk limits approved by the BoD.

The business division Presidents and Group function heads are responsible for the operation and management of their business divisions, including controlling the dedicated financial resources and risk appetite of the business division.

The regional Presidents are responsible for cross-divisional collaboration in their region, and are mandated to inform the GEB of any activities / issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (the Group CRO) is responsible for developing the Group’s risk management and control framework (including risk principles and risk appetite) for credit, market, country, treasury, model, and environmental and social risks. This includes risk measurement and aggregation, portfolio controls and risk reporting. The Group CRO sets risk limits and approves credit and market risk transactions and exposures. Risk Control is also the central function for model risk management and control for all models used in UBS. A framework of policies and authorities support the risk control process.

The business division CROs are responsible for the implementation and enforcement of the risk management and control framework in the respective business division. The regional CROs provide independent oversight of risks in the respective region.

The Group Chief Compliance and Governance Officer is responsible for developing the Group’s operational risk framework, which sets the general requirements for identification, management, assessment and mitigation of operational risk, and for ensuring that all non-financial risks are identified, owned and managed according to the operational risk appetite objectives, supported by an effective control framework.

The Group Chief Financial Officer is responsible for transparency in assessing the financial performance of the Group and the business divisions, and for managing the Group’s financial accounting, controlling, forecasting, planning and reporting. Additional responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel is responsible for managing the Group’s legal affairs (including litigation involving UBS) and ensuring effective and timely assessment of legal matters impacting the Group or its businesses, and for the management and reporting of all litigation matters.

The Group Chief Operating Officer is responsible for independent oversight and challenge of employment-related risks.

Group Internal Audit (GIA) independently assesses effectiveness of processes to define strategy and risk appetite and overall adherence to the approved strategy. It also assesses the effectiveness of governance processes and risk management, including compliance with legal and regulatory requirements and internal governance documents. The Head GIA reports to the Chairman of the BoD. GIA also has a functional reporting line to the BoD Audit Committee.

Some of these roles and responsibilities are replicated for certain significant legal entities of the Group. The legal entity risk officers are responsible for independent oversight and control of financial and non-financial risks for certain significant legal entities of the Group as part of the legal entity control framework, which complements the Group’s risk management and control framework. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent validation. ▲

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UBS AG
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
Audited | Credit risk: the risk of loss resulting from the failure of a client or counterparty to meet its contractual obligations toward UBS. This includes settlement risk, loan underwriting risk and step-in risk. Settlement risk: the risk of loss resulting from transactions that involve exchange of value (e.g., security versus cash) where we must deliver without first being able to determine with certainty that we will receive the countervalue.Loan underwriting risk: the risk of loss arising during the holding period of financing transactions that are intended for further distribution.Step-in risk: the risk that UBS may decide to provide financial support to an unconsolidated entity that is facing stress in the absence of, or in excess of, any contractual obligations to provide such support. ▲
Audited | Market risk (traded and non-traded): the risk of loss resulting from adverse movements in market variables. Market variables include observable variables, such as interest rates, foreign exchange rates, equity prices, credit spreads and commodity (including precious metal) prices, and variables that may be unobservable or only indirectly observable, such as volatilities and correlations. Market risk includes issuer risk and investment risk:Issuer risk: the risk of loss from changes in fair value resulting from credit-related events affecting an issuer to which we are exposed through tradable securities or derivatives referencing the issuer Investment risk: issuer risk associated with positions held as financial investments ▲
Audited | Liquidity risk: the risk that the firm will not be able to efficiently meet both expected and unexpected current and forecast cash flows and collateral needs without affecting either daily operations or the financial condition of the firm. ▲
Audited | Funding risk: the risk that the firm will be unable, on an ongoing basis, to borrow funds in the market on an unsecured (or even secured) basis at an acceptable price to fund actual or proposed commitments; i.e., the risk that UBS's funding capacity is not sufficient to support the firm's current business and desired strategy. ▲

Audited | The Board of Directors (the BoD) approves the risk management and control framework of the Group, including the Group and business division overall risk appetite. The BoD is supported by its Risk Committee, which monitors and oversees the Group’s risk profile and the implementation of the risk framework approved by the BoD, and approves the Group’s risk appetite methodology. The Corporate Culture and Responsibility Committee helps the BoD meet its duty to safeguard and advance UBS’s reputation for responsible and sustainable conduct, reviewing stakeholder concerns and expectations pertaining to UBS’s societal contribution and corporate culture. The Audit Committee aids the BoD with its oversight duty relating to financial reporting and internal controls over financial reporting, and the effectiveness of whistleblowing procedures and the external and internal audit functions.

The Group Executive Board (the GEB) has overall responsibility for establishing and implementing a risk management and control framework in the Group, managing the risk profile of the Group as a whole.

The Group Chief Executive Officer has responsibility and accountability for the management and performance of the Group, has risk authority over transactions, positions and exposures, and allocates business divisions and Group Functions risk limits approved by the BoD.

The business division Presidents and Group function heads are responsible for the operation and management of their business divisions, including controlling the dedicated financial resources and risk appetite of the business division.

The regional Presidents are responsible for cross-divisional collaboration in their region, and are mandated to inform the GEB of any activities / issues that may give rise to actual or potentially material regulatory or reputational concerns.

The Group Chief Risk Officer (the Group CRO) is responsible for developing the Group’s risk management and control framework (including risk principles and risk appetite) for credit, market, country, treasury, model, and environmental and social risks. This includes risk measurement and aggregation, portfolio controls and risk reporting. The Group CRO sets risk limits and approves credit and market risk transactions and exposures. Risk Control is also the central function for model risk management and control for all models used in UBS. A framework of policies and authorities support the risk control process.

The business division CROs are responsible for the implementation and enforcement of the risk management and control framework in the respective business division. The regional CROs provide independent oversight of risks in the respective region.

The Group Chief Compliance and Governance Officer is responsible for developing the Group’s operational risk framework, which sets the general requirements for identification, management, assessment and mitigation of operational risk, and for ensuring that all non-financial risks are identified, owned and managed according to the operational risk appetite objectives, supported by an effective control framework.

The Group Chief Financial Officer is responsible for transparency in assessing the financial performance of the Group and the business divisions, and for managing the Group’s financial accounting, controlling, forecasting, planning and reporting. Additional responsibilities include managing UBS’s tax affairs, as well as treasury and capital management, including funding and liquidity risk and UBS’s regulatory capital ratios.

The Group General Counsel is responsible for managing the Group’s legal affairs (including litigation involving UBS) and ensuring effective and timely assessment of legal matters impacting the Group or its businesses, and for the management and reporting of all litigation matters.

The Group Chief Operating Officer is responsible for independent oversight and challenge of employment-related risks.

Group Internal Audit (GIA) independently assesses effectiveness of processes to define strategy and risk appetite and overall adherence to the approved strategy. It also assesses the effectiveness of governance processes and risk management, including compliance with legal and regulatory requirements and internal governance documents. The Head GIA reports to the Chairman of the BoD. GIA also has a functional reporting line to the BoD Audit Committee.

Some of these roles and responsibilities are replicated for certain significant legal entities of the Group. The legal entity risk officers are responsible for independent oversight and control of financial and non-financial risks for certain significant legal entities of the Group as part of the legal entity control framework, which complements the Group’s risk management and control framework. ▲

Audited | We apply a variety of methodologies and measurements to quantify the risks of our portfolios and potential risk concentrations. Risks that are not fully reflected within standard measures are subject to additional controls, which may include preapproval of specific transactions and the application of specific restrictions. Models to quantify risk are generally developed by dedicated units within control functions and are subject to independent validation. ▲

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